JPMORGAN INSURANCE TRUST

270 Park Avenue

New York, New York 10017

May 2, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust (the “Trust”)

on behalf of the portfolios (the “Portfolios”) listed on Appendix A hereto

File Nos. 811-7874 and 33-66080

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Portfolios do not differ from the versions contained in the Post-Effective Amendment No. 38 (Amendment No. 39 under the 1940 Act) filed electronically on April 27, 2012.

If you have any questions or comments, please call the undersigned at (212) 648-0919.

Very truly yours,

/s/Carmine Lekstutis

Carmine Lekstutis

Assistant Secretary

Appendix A

JPMorgan Insurance Trust Core Bond Portfolio

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

JPMorgan Insurance Trust Equity Index Portfolio

JPMorgan Insurance Trust Intrepid Growth Portfolio

JPMorgan Insurance Trust Mid Cap Growth Portfolio

JPMorgan Insurance Trust Mid Cap Value Portfolio

JPMorgan Insurance Trust International Equity Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

JPMorgan Insurance Trust U.S. Equity Portfolio